Investments in Associates	12 Months Ended
Dec. 31, 2022
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Investments in Associates
6 – Investments in Associates
The following table summarizes the changes in the carrying amount of the Company’s investments in associates:

In $000s	Hod Maden Interest	Entrée Resources Ltd.	Sandbox Royalties Corp.	Horizon Copper Corp.	Total Investments in Associates

At December 31, 2020	$96,666	$16,240	$-	$-	$112,906

Capital investment	672	6,220	-	-	6,892

Company’s share of net loss of associate	(253)	(690)	-	-	(943)

Currency translation adjustments	(33,772)	(494)	-	-	(34,266)

At December 31, 2021	$63,313	$21,276	$-	$-	$84,589

Acquisition (disposal) of investment in associate	(52,645)	(20,633)	18,647	10,687	(43,944)

Capital investment	3,818	-	-	-	3,818

Company’s share of net loss of associate	(745)	(478)	(307)	(2,124)	(3,654)

Currency translation adjustments	(13,741)	(165)	(62)	424	(13,544)

At December 31, 2022	$-	$-	$18,278	$8,987	$27,265
HOD MADEN INTEREST, HORIZON COPPER CORP. AND ENTRÉE RESOURCES LTD.
In consideration for Sandstorm’s 30% interest in Hod Maden, its equity interest in Entrée R
e
sources Ltd. and the contribution of $10 million in cash, Sandstorm received a Gold Stream on Hod Maden, a convertible promissory note with a principal amount of $95 million (further discussed in note 7) and an approximate 34% equity interest in Horizon Copp
e
r. As a result of this transaction and net of the $8.3 million owed to Horizon Copper for its deferred share of the
2022 Hod Maden budget, the Company r
e
cognized a gain of $24.9 million on the disposal of its Hod Maden investment in associate.

In determining the gain on the transaction, management estimated the fair value of the Hod Maden Gold Stream (note 5) and the convertible promissory note consideration received (note 7).
The cumulative translation adjustment of $149.5 million previously recorded in other comprehensive income was reclassified to profit and loss at the time of disposal of this foreign operation and has been included in the calculation of the total gain on disposal.
As part of the above-mentioned transaction, on May 26, 2022, the Company sold its equity interest in Entrée Resources Ltd. (“Entrée”) to Horizon Copper in consideration for a $33.8 million promissory note. As a result, the Company recognized a gain of $12.5 million on the disposal of its investment in associate. This promissory note was extinguished in August 2022 as a part of the finalization of the sale of Hod Maden to Horizon Copper.
As a result of this transaction, Sandstorm’s position in Horizon Copper on a fully diluted basis is greater than
20
%.
As a result of this ownership position, the Company concluded that it has significant influence over Horizon Copper and as such, it is accounted for under the equity method. As at December 31, 2022, this position represents approximately

34
% of the common shares of Horizon Copper on
a

non-diluted
basis. The initial cost of the associate includes the cost of the common shares held, which is equal to the fair value of the common shares on acquisition. The Company records its share of Horizon Copper’s profit or loss including adjustments, where appropriate, to give effect to uniform accounting policies.
SANDBOX ROYALTIES CORP.
On June 28, 2022, the Company closed its previously announced sale of a portfolio of royalties to Sandbox as further discussed in note 5(b). As a result of this transaction, Sandstorm’s position on a fully diluted basis is greater than 20%. As a result of this ownership position, the Company concluded that it has significant influence over Sandbox and as such, it is accounted for under the equity method. As at December 31, 2022, this position represents approximately 20.1% of the common shares of Sandbox on a non-diluted
basis. The initial cost of the associate includes the
cost of the common shares held, which is equal to the
fair value of the common shares
o
n acquisition
. The Company records its share of Sandbox’s profit or loss including adjustments, where appropriate, to give effect to uniform accounting policies.

A.	Sandbox Royalties Corp.
Summarized financial information for the Company’s interest in Sandbox Royalties Corp., which is incorporated in Canada, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2022

Revenue	$355

Depletion	(267)

Administration expenses	(272)

Other (expense) income	(1,341)

Total net loss	$(1,525)

Company’s share of net loss of associate	$(307)

In $000s	As at December 31, 2022

Current Assets	$6,615

Non-current Assets	71,993

Total Assets	$78,608

Current Liabilities	86

Non-current Liabilities	15,975

Total Liabilities	$16,061

Net Assets	$62,547

Company’s share of net assets of associate	12,600

Adjustments to Sandstorm’s share of net assets	5,678

Carrying amount of investment in associate	$18,278
Summarized financial information in respect of the Company’s Sandbox Royalties Corp. investment in associate as at and for the year ended December 31, 2022 is bas
e
d on amounts included in the
associate’s
most recent available consolidated financial statements prepared in accordance with IFRS as of September 30, 2022, adjusted for material transactions during the three months ended December 31, 2022, and for adjustments made by the Company in applying the equity method, including fair value adjustments on acquisition of the interest in the associate.

B.	Horizon Copper Corp.
Summarized financial
information for the Company’s interest in Horizon Copper Corp., which is incorporated in Canada, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2022

Revenue	$-

Administration expenses	(666)

Other (expense) income	(5,582)

Total net loss	$(6,248)

Company’s share of net loss of associate	$(2,124)

In $000s	As at December 31, 2022

Current Assets	$41,360

Non-current Assets	259,523

Total Assets	$300,883

Current Liabilities	141

Non-current Liabilities	271,163

Total Liabilities	$271,304

Net Assets	$29,579

Company’s share of net assets of associate	10,057

Adjustments to Sandstorm’s share of net assets	(1,070)

Carrying amount of investment in associate	$8,987